Marketable securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities [Line Items]
Marketable securities	$ 53,074,000	$ 401,000	$ 6,413,000
Unrealized Loss on Securities	200,000
Marketable Securities, Realized Gain (Loss)	$ 963,000	$ 0	$ 6,000